SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 9,799,657	$ 3,216,025	$ 16,955,534	$ 5,533,317	$ 21,430,226	$ 26,496,302
Sub-total	5,435,228	2,040,035	8,992,655	3,231,835	9,915,725	13,507,801
Total revenues	15,234,885	5,256,060	25,948,189	8,765,152	31,345,951	40,004,103
Republic of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	2,901,512	1,133,766	4,878,550	1,697,194	5,178,407	6,725,155
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	2,326,885	865,135	3,901,200	1,493,507	4,654,133	6,697,864
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 206,831	$ 41,134	$ 212,905	$ 41,134	$ 83,185	$ 84,782